Net (loss) income per share (Details)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Weighted average ordinary shares outstanding used in computing basic income per share	36,564,223	36,564,223	36,519,353	36,856,451
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	4,731	4,731	68,724	235,021
Shares used in calculating diluted income per share	36,568,954	36,568,954	36,588,077	37,091,472
From continuing and discontinued operations
Basic	$ 0.08	0.47	(1.47)	(11.16)
Diluted	$ 0.08	0.47	(1.47)	(11.16)
From continuing operations
Basic	$ 0.08	0.47	(1.47)	(0.78)
Diluted	$ 0.08	0.47	(1.47)	(0.78)
From discontinued operation
Basic	$ 0	0	0	(10.38)
Diluted	$ 0	0	0	(10.38)